BUSINESS ACQUISITION (Details Narrative) ¥ in Thousands			12 Months Ended
	Jan. 13, 2022 shares	Jun. 09, 2021 USD ($) shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	[1]
Business Acquisition [Line Items]
Bargain purchase gain		$ 12,000
Net loss				$ (7,081,647)		$ (9,924,859)	$ (17,694,775)
Zhenjiang TaopingIo Technology Limited [Member]
Business Acquisition [Line Items]
Equity Method Investment, Ownership Percentage	100.00%
Taoping New Media Co., Ltd [Member]
Business Acquisition [Line Items]
Outstanding percent		2710.00%
Mr. Jianghuai Lin [Member]
Business Acquisition [Line Items]
Outstanding percent		27.10%
Taoping New Media Co., Ltd [Member]
Business Acquisition [Line Items]
Acquisition percent		100.00%
Shares issued | shares		1,213,630
Business acquisition, shares issued, value		$ 5,400,000
Bargain purchase gain		$ 12,345
Revenues				3,300,000		1,780,000
Net loss				370,000		$ 550,000
Taoping New Media Co., Ltd [Member] | Mr. Jianghuai Lin [Member]
Business Acquisition [Line Items]
Acquisition percent		51.00%
Zhenjiang TaopingIo Technology Limited [Member] | Common Stock First Phase [Member]
Business Acquisition [Line Items]
Shares issued | shares	67,184
Zhenjiang TaopingIo Technology Limited [Member] | Common Stock Second Phase [Member]
Business Acquisition [Line Items]
Shares issued | shares	67,184
Net loss | ¥					¥ 500
Zhenjiang TaopingIo Technology Limited [Member] | Common Stock Second Phase [Member] | Minimum [Member]
Business Acquisition [Line Items]
Revenues | ¥					¥ 2,500
Zhenjiang TaopingIo Technology Limited [Member] | Common Stock Third Phase [Member]
Business Acquisition [Line Items]
Shares issued | shares	67,184
Zhenjiang TaopingIo Technology Limited [Member] | Common Stock Third Phase [Member] | Subsequent Event [Member]
Business Acquisition [Line Items]
Net loss | ¥			¥ 550
Zhenjiang TaopingIo Technology Limited [Member] | Common Stock Third Phase [Member] | Minimum [Member] | Subsequent Event [Member]
Business Acquisition [Line Items]
Revenues | ¥			¥ 2,600
Zhenjiang TaopingIo Technology Limited [Member] | Share Purchase Agreement [Member]
Business Acquisition [Line Items]
Acquisition percent	95.56%
Shares issued | shares	201,552
Zhenjiang TaopingIo TTech Co Ltd ZJIOT [Member]
Business Acquisition [Line Items]
Revenues				600,000
Net loss				$ 130,000

[1]	On July 30, 2020, the Company implemented a one-for-six reverse stock split of the Company’s issued and outstanding ordinary shares. Except shares authorized, all share and per share information has been retroactively adjusted to give effect to the reverse stock split for all periods presented, unless otherwise indicated.